Information Relating to Individual Plans in Funded Status Table that have PBO in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets
PBO	$ 5,875	$ 5,523
Fair value of plan assets	$ 4,899	$ 4,265